Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
26
. Condensed financial information of the parent company
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	543,307,703	977,408,741	140,395,981
Short-term amounts due from related parties	2,970,270,234	2,640,126,978	379,230,512
Other current assets	1,715,437	618,772	88,880

Total current assets	3,515,293,374	3,618,154,491	519,715,373

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	7,312,249,746	10,666,422,196	1,532,135,683

Total non-current assets	7,312,249,746	10,666,422,196	1,532,135,683

TOTAL ASSETS	10,827,543,120	14,284,576,687	2,051,851,056

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	2,536,138	16,524,612	2,373,612
Short-term amounts due to related parties	4,393,726	4,448,876	639,041

Total current liabilities	6,929,864	20,973,488	3,012,653

Non-current liabilities
Convertible senior notes	—	2,339,551,570	336,055,556

Total non-current liabilities	—	2,339,551,570	336,055,556

TOTAL LIABILITIES	6,929,864	2,360,525,058	339,068,209

Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 243,425,092 shares issued and 232,952,916 shares outstanding, as of December 31, 2018; 656,508,828 shares authorized, 200,711,030 shares issued and 190,238,854 shares outstanding, as of December 31, 2019)	161,442	131,638	18,908
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2018 and 2019)	43,836	43,836	6,297
Treasury shares	(362,130,324)	(362,130,324)	(52,016,766)
Additional paid-in capital	4,030,410,733	3,967,733,108	569,929,200
Accumulated other comprehensive loss	(44,858,239)	(12,965,166)	(1,862,330)
Retained earnings	7,196,985,808	8,331,238,537	1,196,707,538

Total shareholders’ equity	10,820,613,256	11,924,051,629	1,712,782,847

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,827,543,120	14,284,576,687	2,051,851,056

Condensed statements of comprehensive income

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Share-based compensation expense	(66,522,766)	(55,734,443)	(87,299,053)	(12,539,724)
General and administrative	(7,263,250)	(26,615,449)	(43,146,732)	(6,197,640)
Interest and investment income, net	6,189,009	9,919,513	(10,149,429)	(1,457,874)
Other non-interest income	—	5,701,978	20,498,736	2,944,459
Foreign exchange loss, net	—	(92,089,724)	9,946,070	1,428,664
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	2,315,454,720	2,549,589,488	3,374,438,333	484,707,738

Net income before income taxes	2,247,857,713	2,390,771,363	3,264,287,925	468,885,623
Income tax expense	—	—	—	—

Net income	2,247,857,713	2,390,771,363	3,264,287,925	468,885,623

Other comprehensive income
Foreign currency translation adjustment	(329,387,410)	284,529,171	31,893,073	4,581,153

Total comprehensive income	1,918,470,303	2,675,300,534	3,296,180,998	473,466,776

Condensed statements of cash flows

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	2,247,857,713	2,390,771,363	3,264,287,925	468,885,623
Adjustments to reconcile net income to net cash used in operating activities:
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(2,315,454,720)	(2,549,589,488)	(3,374,438,333)	(484,707,738)
Share-based compensation expense	66,522,766	55,734,443	87,299,053	12,539,724
Amortization of convertible senior notes	—	—	23,934,289	3,437,946
Foreign exchange (income)/loss net	—	92,089,724	(9,946,070)	(1,428,664)
Changes in operating assets and liabilities:
Receivables from related party	(22,577)	(5,508,535)	(34,551)	(4,963)
Payable to employees	—	—	(2,312,714)	(332,201)
Other current receivables	(4,564,046)	2,848,608	1,096,665	157,526
Other current payables	1,378,058	1,158,081	4,292,086	616,520

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	(4,282,806)	(12,495,804)	(5,821,650)	(836,227)
Net cash provided by /(used in) investing activities	(2,033,240,388)	(562,307,977)	330,197,330	47,429,879
Net cash provided by/(used in) financing activities	4,881,181,230	(1,410,797,361)	9,587,663	1,377,182
Effect of exchange rate changes on cash and cash equivalents	(331,854,326)	17,105,135	100,137,695	14,383,880

Net increase/(decrease) in cash and cash equivalents	2,511,803,710	(1,968,496,007)	434,101,038	62,354,714
Cash and cash equivalents at beginning of the year	—	2,511,803,710	543,307,703	78,041,268

Cash and cash equivalents at end of the year	2,511,803,710	543,307,703	977,408,741	140,395,982

Basis of
presentation
Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.
The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323,
Investments-Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements
.